Gains On Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net (Tables)	12 Months Ended
Dec. 31, 2021
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Table of Gains (Losses) on Financial Assets and Liabilities at Fair Value Through Profit or Loss, Net

	2021	2020	2019
Gain from foreign currency forward transactions	3,239,312	4,621,400	3,274,380
Income from debt and equity instruments	1,917,168	11,482,246	19,921,739
Interest rate swaps	48,509	110,669	(1,050,093)
(Loss)/Gains from put options (Note 9.2.)	(1,182,000)	750,180	1,407,627

TOTAL	4,022,989	16,964,495	23,553,653